Promissory Notes (Details Narrative)			12 Months Ended
	Feb. 09, 2021 USD ($)	Mar. 18, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Notes payable					$ 88,120
Other receivable					11,058
Debt instrument maturity date, description		The note will mature 18 months from the issue date, or August 25, 2021, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the note, will be due and payable. Unless an event of default as set forth in the note has occurred, the Company has the right to prepay principal amount of, and any accrued and unpaid interest on, the note at any time prior to the maturity date at 100% of the principal amount plus any accrued and unpaid interest plus the lesser of (i) nine months of unaccrued interest or (ii) all unaccrued interest through the remainder of the term.
Secured Promissory Note [Member]
Secured debt				$ 9,545							$ 73,452
Debt interest rate				18.00%						18.00%
Debt instrument extended maturity date			Apr. 01, 2021
Principal amount			$ 96,091		96,091
Accrued interest			32,277		48,770
Debt instrument maturity period				Aug. 31, 2018
Debt instrument interest payment description				Payable monthly
Repayment from secured debt			9,545
Debt instrument maturity date, description				The secured promissory note was due in August 2018.
Secured Promissory Note [Member] | Canadian Dollars [Member]
Secured debt										$ 12,000		$ 123,231
Repayment from secured debt			$ 12,000
UnSecured Promissory Note [Member]
Unsecured debt								$ 22,639
Debt interest rate								18.00%	18.00%
UnSecured Promissory Note [Member] | Canadian Dollars [Member]
Unsecured debt									$ 30,884
Principal amount						$ 123,231	$ 123,231
Accrued interest						64,102	41,921
Secured Promissory Note One [Member]
Secured debt				$ 53,848							$ 79,000
Debt interest rate				12.00%						12.00%	18.00%	18.00%
Debt instrument extended maturity date			Apr. 01, 2021
Principal amount			$ 79,000		79,000
Accrued interest			$ 16,780		31,000
Debt instrument maturity date, description				The secured promissory notes were due in October and November 2018.
Secured Promissory Note One [Member] | Subsequent Event [Member]
Repayment from secured debt	$ 62,905
Secured Promissory Note One [Member] | 2017 Secured Promissory Notes [Member]
Debt instrument extended maturity date			Nov. 03, 2020
Principal amount			$ 53,848		53,848
Accrued interest			$ 8,174		14,050
Secured Promissory Note One [Member] | Canadian Dollars [Member]
Secured debt										$ 67,700
Secured Promissory Note One [Member] | Canadian Dollars [Member] | 2017 Secured Promissory Notes [Member]
Principal amount						67,700	67,700
Accrued interest						$ 18,740	$ 10,616
Secured Promissory Note Two [Member]
Secured debt				$ 60,000
Debt interest rate				12.00%						12.00%
Debt instrument extended maturity date			Nov. 03, 2020
Principal amount			$ 50,000		50,000
Accrued interest			16,703		$ 22,703
Repayment from secured debt			$ 10,000
Debt instrument maturity date, description				The secured promissory notes are due in August and November 2018.
Secured Promissory Note Two [Member] | Minimum [Member]
Debt interest rate				12.00%						12.00%
Secured Promissory Note Two [Member] | Maximum [Member]
Debt interest rate				22.00%						22.00%